UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253


Allspring Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


1415 Vantage Park Drive, Charlotte, NC 28203
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Allspring Funds Management, LLC
1415 Vantage Park Drive
Charlotte, NC 28203
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various - 5/31, 8/31 and 9/30

Date of reporting period: 07/01/22 - 06/30/23


Item 1. Proxy Voting Record


================== Allspring Adjustable Rate Government Fund ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


====================== Allspring Conservative Income Fund ======================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========================== Allspring Core Bond Fund ===========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring Core Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2023).


======================== Allspring Core Plus Bond Fund =========================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ Allspring Global Investment Grade Credit Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


===================== Allspring Government Securities Fund =====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


======================== Allspring High Yield Bond Fund ========================


DENBURY INC.

Ticker:       DEN            Security ID:  24790A101
Meeting Date: JUN 01, 2023   Meeting Type: Annual
Record Date:  APR 03, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Kevin O. Meyers          For       For          Management
1b    Elect Director Anthony M. Abate         For       For          Management
1c    Elect Director Caroline G. Angoorly     For       For          Management
1d    Elect Director James N. Chapman         For       For          Management
1e    Elect Director Christian S. Kendall     For       For          Management
1f    Elect Director Lynn A. Peterson         For       For          Management
1g    Elect Director Brett R. Wiggs           For       For          Management
1h    Elect Director Cindy A. Yeilding        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors


--------------------------------------------------------------------------------

STARWOOD PROPERTY TRUST, INC.

Ticker:       STWD           Security ID:  85571B105
Meeting Date: MAY 18, 2023   Meeting Type: Annual
Record Date:  FEB 28, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard D. Bronson       For       For          Management
1.2   Elect Director Jeffrey G. Dishner       For       For          Management
1.3   Elect Director Camille J. Douglas       For       For          Management
1.4   Elect Director Deborah L. Harmon        For       For          Management
1.5   Elect Director Solomon J. Kumin         For       For          Management
1.6   Elect Director Fred Perpall             For       For          Management
1.7   Elect Director Fred S. Ridley           For       For          Management
1.8   Elect Director Barry S. Sternlicht      For       Withhold     Management
1.9   Elect Director Strauss Zelnick          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors


========================== Allspring Income Plus Fund ==========================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


====================== Allspring International Bond Fund =======================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========================= Allspring Real Return Fund ==========================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolio: the Allspring Real Return Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Allspring Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 24, 2023).


================ Allspring Short Duration Government Bond Fund =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


===================== Allspring Short-Term Bond Plus Fund ======================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


==================== Allspring Short-Term High Income Fund =====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


==================== Allspring Ultra Short-Term Income Fund ====================


SPDR SERIES TRUST

Ticker:                      Security ID:  78464A474
Meeting Date: SEP 15, 2022   Meeting Type: Special
Record Date:  JUL 20, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Clare S. Richer          For       For          Management
1.2   Elect Director Sandra G. Sponem         For       For          Management
1.3   Elect Director Kristi L. Rowsell        For       For          Management
1.4   Elect Director Gunjan Chauhan           For       For          Management
1.5   Elect Director Carolyn M. Clancy        For       For          Management


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



ALLSPRING FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 24, 2023